Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net	The estimated useful lives of property and equipment are described below:

Property and Equipment	Useful Life
Computer, office and other equipment	5 years
Computer software	3 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term
Property and equipment, net consists of the following:

	December 31,
	2021	2020
Computer, office and other equipment	$659	$407
Computer software	80	80
Furniture and fixtures	100	64
Leasehold improvements	238	142
	1,077	693
Less: accumulated depreciation	(501)	(363)
Property and equipment, net	$576	$330